Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 4,438		$ 24,145
Prepaid expenses			6,682
Total assets	4,438		30,827
Current liabilities
Bank overdraft		10,609
Accounts payable and accrued expenses	84,237	465,396	132,396
Notes payable – related party	12,491,190	11,712,179
Interest payable – related party	1,762,466	1,251,626	253,551
Deferred compensation	282,500	252,500	192,500
Total current liabilities		13,692,310	578,447
Long-term portion of notes payable – related party			11,320,000
Total liabilities	14,620,393	13,692,310	11,898,447
Commitments and Contingencies
Stockholders’ deficit
Preferred Stock, $0.001 par value per share; 20,000,000 shares authorized; none issued or outstanding at June 30, 2021 and December 31, 2020
Common stock, $0.001 par value per share; 100,000,000 shares authorized; 30,682,590 shares issued and outstanding at June 30, 2021 and December 31, 2020	30,682	30,682	30,682
Additional paid-in capital	55,141,930	55,141,930	55,141,930
Accumulated deficit	(69,788,567)	(68,864,922)	(67,040,232)
Total stockholders’ deficit	(14,615,955)	(13,692,310)	(11,867,620)
Total liabilities and stockholders’ deficit	$ 4,438		$ 30,827